Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000166442 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166442 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166442 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166442 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166442 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166442 | Philip Morris International
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166442 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166442 | Medtronic
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166442 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166442 | FedEx
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166442 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000166442 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000166442 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000166442 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166442 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000166442 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166442 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166442 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166443 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166443 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166443 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166443 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166443 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166443 | Philip Morris International
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166443 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166443 | Medtronic
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166443 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166443 | FedEx
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000166443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000166443 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000166443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000166443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166443 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166444 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166444 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166444 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166444 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166444 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166444 | Philip Morris International
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166444 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166444 | Medtronic
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166444 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166444 | FedEx
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000166444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000166444 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000166444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000166444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%